Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Investment Not Readily Marketable [Line Items]
Proceeds from sales of available-for-sale securities	¥ 8,500	¥ 11,375	¥ 17,028
Gross realized gains	608	746	951
Gross realized losses	¥ 445	¥ 875	¥ 3,875